Federated Hermes Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2022 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.5%
		Basic Industry - Chemicals—0.4%
$ 90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 78,494
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	182,479
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	252,477
		TOTAL	513,450
		Basic Industry - Metals & Mining—1.9%
600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	465,621
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	387,157
235,000		AngloGold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	206,474
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	346,312
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	262,811
200,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	122,185
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	224,574
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	258,776
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	140,419
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	102,077
		TOTAL	2,516,406
		Basic Industry - Paper—0.1%
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	108,067
		Capital Goods - Aerospace & Defense—4.7%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	219,201
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	320,154
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	319,799
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	260,603
995,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	801,143
425,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	300,840
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	464,696
500,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	498,393
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	153,293
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	343,132
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	157,120
740,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	664,825
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	307,204
125,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	119,937
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	561,095
350,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	281,528
136,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.640% (3-month USLIBOR +1.735%), 2/15/2042	95,538
370,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	284,392
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	49,716
		TOTAL	6,202,609
		Capital Goods - Building Materials—0.8%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	84,885
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	119,558
620,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	554,042
235,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	189,251

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$ 170,000	[2]	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	$ 131,174
		TOTAL	1,078,910
		Capital Goods - Construction Machinery—1.2%
450,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	389,612
445,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	406,741
895,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	752,927
		TOTAL	1,549,280
		Capital Goods - Diversified Manufacturing—2.2%
811,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	727,645
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	126,946
300,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	248,644
110,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	92,739
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	57,425
245,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	229,155
80,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	67,655
390,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	337,941
335,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	285,189
500,000		Vontier Corp., Sr. Unsecd. Note, 2.950%, 4/1/2031	360,590
160,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	149,330
285,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	228,266
		TOTAL	2,911,525
		Capital Goods - Packaging—0.4%
180,000		Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	175,737
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	209,086
150,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	138,478
		TOTAL	523,301
		Communications - Cable & Satellite—2.0%
440,000		CCO Safari II LLC, 6.484%, 10/23/2045	388,931
600,000		Charter Communications, Inc., 4.200%, 3/15/2028	539,668
380,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	294,918
250,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	146,594
500,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	361,984
865,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	537,586
165,000		Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	152,100
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	236,162
		TOTAL	2,657,943
		Communications - Media & Entertainment—3.4%
500,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	343,329
135,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	127,011
375,000		Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	321,881
167,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	170,308
950,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	805,306
300,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	228,233
495,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	328,400
850,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	797,406
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	241,210
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	235,831
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	195,119
190,000		Paramount Global, Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	169,708

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 475,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	$ 385,810
200,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	140,997
	TOTAL	4,490,549
	Communications - Telecom Wireless—4.0%
450,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	384,179
300,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	230,179
300,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	187,604
250,000	American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	219,650
100,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	97,363
200,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	200,040
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	226,090
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	229,535
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	385,985
200,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	172,772
300,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	272,509
500,000	T-Mobile USA, Inc., Sec. Fac. Bond, 2.700%, 3/15/2032	391,060
600,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	532,576
415,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	333,441
550,000	T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	368,597
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	170,466
230,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	225,938
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	251,478
580,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	481,941
	TOTAL	5,361,403
	Communications - Telecom Wirelines—6.6%
400,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	356,075
877,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	650,127
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	280,734
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	216,711
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	678,302
255,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	171,583
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	457,402
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	467,969
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	369,562
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	249,444
545,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	484,025
815,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	658,709
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	39,423
680,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	601,178
400,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	319,781
1,785,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,307,543
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	22,996
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	717,078
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	309,904
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	375,239
	TOTAL	8,733,785
	Consumer Cyclical - Automotive—5.4%
650,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	560,205
175,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	142,967
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.350%, 11/1/2022	249,996

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 200,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	$ 193,276
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	347,561
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	100,430
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	638,270
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	600,889
50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	42,409
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	390,409
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	239,455
300,000		General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	287,661
600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	548,628
380,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	303,068
235,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	232,980
1,200,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	976,001
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	333,426
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	285,881
470,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	469,330
200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	198,018
		TOTAL	7,140,860
		Consumer Cyclical - Leisure—0.6%
500,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	411,984
510,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	382,498
		TOTAL	794,482
		Consumer Cyclical - Retailers—3.2%
150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	123,939
675,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	580,330
600,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	403,720
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	125,968
185,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	162,930
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	51,770
345,000	[2]	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	310,075
400,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	370,806
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	48,529
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	777,043
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	456,507
300,000		Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	284,503
610,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	457,302
160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	146,938
		TOTAL	4,300,360
		Consumer Cyclical - Services—0.1%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	154,226
		Consumer Non-Cyclical - Food/Beverage—7.2%
500,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	480,785
1,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	871,433
100,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	87,143
300,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.350%, 6/1/2040	254,942
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	407,159
350,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	289,060
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	487,590
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	111,562
650,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	557,177

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 710,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	$ 573,708
250,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	224,909
135,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	105,928
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	196,031
445,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	289,813
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	195,862
150,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	123,133
110,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	90,242
300,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	230,648
255,000	JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	233,577
250,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	247,610
53,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	52,188
750,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	584,656
190,000	McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	141,829
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	230,140
500,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	367,317
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	232,026
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	278,344
350,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	282,519
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	289,221
400,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	326,312
200,000	Tyson Foods, Inc., 3.950%, 8/15/2024	195,971
585,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	542,846
	TOTAL	9,581,681
	Consumer Non-Cyclical - Health Care—1.8%
350,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	282,828
220,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	185,891
55,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	53,168
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	258,538
179,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	153,419
295,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	182,248
1,500,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	931,950
335,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	310,941
	TOTAL	2,358,983
	Consumer Non-Cyclical - Pharmaceuticals—3.2%
955,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	836,825
750,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	619,620
185,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	143,059
500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	473,387
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	248,966
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	245,852
600,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	388,249
790,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.750%, 9/2/2027	654,017
375,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	296,979
500,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	355,042
	TOTAL	4,261,996
	Consumer Non-Cyclical - Supermarkets—0.4%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	323,044
250,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	191,434
	TOTAL	514,478

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—1.7%
$ 500,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	$ 302,796
650,000		Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	412,456
200,000		Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	184,832
325,000		BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	259,008
500,000		BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	439,753
200,000		BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	132,956
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	236,042
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	280,843
		TOTAL	2,248,686
		Energy - Independent—1.9%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	228,166
590,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	577,102
390,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	361,973
175,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/15/2029	161,992
685,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	600,875
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	187,045
500,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	385,918
		TOTAL	2,503,071
		Energy - Integrated—1.1%
605,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	411,433
300,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	283,369
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	220,255
100,000		Petro-Canada, Bond, 5.350%, 7/15/2033	93,454
130,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	109,089
500,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	352,341
		TOTAL	1,469,941
		Energy - Midstream—6.2%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	104,752
165,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	130,721
400,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	367,975
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	98,015
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	92,758
50,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	42,895
65,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	48,320
725,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	568,293
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	597,114
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	200,115
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	219,941
550,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	387,793
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	154,816
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	420,913
400,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	393,656
495,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	460,711
300,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	245,965
300,000	[2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	281,274
350,000		MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	274,712
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	368,840
200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	150,138
500,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	392,505
80,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	74,610

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 400,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	$ 325,546
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	386,194
180,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	150,190
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	271,900
200,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	199,888
290,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	280,946
650,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	532,810
	TOTAL	8,224,306
	Energy - Refining—1.5%
200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	193,890
225,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	181,107
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	148,969
245,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	214,252
565,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	487,420
400,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	318,747
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	128,233
400,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	334,671
	TOTAL	2,007,289
	Financial Institution - Banking—7.3%
410,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	399,063
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	299,447
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	193,024
575,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	533,485
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	775,006
500,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	461,016
255,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	251,466
480,000	Citigroup, Inc., 4.125%, 7/25/2028	433,858
250,000	Citigroup, Inc., 5.500%, 9/13/2025	249,873
750,000	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	720,871
450,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	417,258
580,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	423,716
200,000	Comerica, Inc., 3.800%, 7/22/2026	190,694
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	193,879
120,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	117,834
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	186,907
245,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	241,635
370,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	365,326
500,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	502,563
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	302,058
900,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	869,633
750,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	722,823
400,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	300,895
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	444,676
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	185,754
	TOTAL	9,782,760
	Financial Institution - Broker/Asset Mgr/Exchange—0.8%
575,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	410,481
200,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	188,531
200,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	172,453

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 300,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	$ 294,952
	TOTAL	1,066,417
	Financial Institution - Finance Companies—1.9%
500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	422,422
525,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	421,499
1,300,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	945,089
505,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	428,235
500,000	Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	377,564
	TOTAL	2,594,809
	Financial Institution - Insurance - Health—0.7%
271,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	269,123
500,000	CIGNA Corp., Sr. Unsecd. Note, 4.125%, 11/15/2025	486,154
250,000	CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	216,493
	TOTAL	971,770
	Financial Institution - Insurance - Life—0.7%
255,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	253,231
110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	115,194
400,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	336,216
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	130,634
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	54,635
	TOTAL	889,910
	Financial Institution - Insurance - P&C—0.7%
500,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	448,458
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	123,316
412,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	380,040
	TOTAL	951,814
	Financial Institution - REIT - Apartment—0.5%
160,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	154,763
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	146,773
160,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	121,068
80,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	60,833
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	177,852
	TOTAL	661,289
	Financial Institution - REIT - Healthcare—1.1%
375,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	276,012
245,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	200,955
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	271,200
325,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	257,169
500,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	454,269
	TOTAL	1,459,605
	Financial Institution - REIT - Office—1.1%
65,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	45,768
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	85,232
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	92,503
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	236,728
500,000	Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	402,591
840,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	599,950
	TOTAL	1,462,772
	Financial Institution - REIT - Other—0.4%
160,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	151,763

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—continued
$ 175,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	$ 154,606
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	297,411
		TOTAL	603,780
		Financial Institution - REIT - Retail—0.9%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	126,774
290,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	268,636
300,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	258,424
170,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	156,422
460,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	412,493
		TOTAL	1,222,749
		Technology—8.1%
1,070,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	965,260
190,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	164,730
300,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	214,773
310,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	217,868
10,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	6,861
450,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	338,436
70,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	46,054
900,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	782,324
250,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	245,602
1,000,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	933,093
500,000		Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	376,443
205,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	194,852
200,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	181,588
135,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	89,937
250,000	[2]	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	241,015
60,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	53,354
375,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	326,646
285,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	282,461
450,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	444,196
155,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	145,249
765,000		Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	493,325
200,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	195,941
350,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	331,936
850,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	745,527
1,600,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,004,188
1,000,000		Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	681,175
85,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	73,710
75,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	68,698
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	77,334
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	137,010
160,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	137,031
730,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	532,459
		TOTAL	10,729,076
		Technology Services—1.0%
150,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	129,238
710,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	611,833
500,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	428,511
85,000		Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	70,939

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology Services—continued
$ 95,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	$ 73,829
		TOTAL	1,314,350
		Transportation - Airlines—0.4%
100,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	98,061
495,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	495,070
		TOTAL	593,131
		Transportation - Railroads—0.7%
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	109,270
225,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	197,227
105,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	84,319
195,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	138,599
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	301,607
200,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	172,192
		TOTAL	1,003,214
		Transportation - Services—2.2%
330,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	299,393
250,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	172,277
550,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	404,572
725,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	593,112
315,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	223,454
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	258,351
400,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	383,937
260,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	229,820
220,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	197,153
200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	198,189
		TOTAL	2,960,258
		Utility - Electric—5.7%
130,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	124,957
385,000		AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	355,123
500,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	413,219
185,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	160,418
80,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	76,039
270,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	258,584
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	94,682
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	216,137
170,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	134,038
645,000	[2]	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	516,126
195,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	187,163
130,000		Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	121,997
120,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	105,501
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	217,956
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	405,955
300,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	289,756
740,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	583,223
300,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	208,672
100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	96,723
95,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	79,724
90,000		Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	69,692
180,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	141,175
242,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	220,408

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	$ 260,646
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	185,292
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	222,095
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	79,610
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	239,402
230,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	191,623
1,175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,055,973
285,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	235,794
	TOTAL	7,547,703
	Utility - Natural Gas—1.3%
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	303,566
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	73,000
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	256,973
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	152,498
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	116,363
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	196,642
260,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	232,518
250,000	Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	187,082
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	205,258
	TOTAL	1,723,900
	Utility - Natural Gas Distributor—0.0%
110,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	69,599
	TOTAL CORPORATE BONDS (IDENTIFIED COST $156,418,594)	129,816,493
	FOREIGN GOVERNMENTS/AGENCIES—1.8%
	Sovereign—1.8%
700,000	Mexico, Government of, 3.750%, 1/11/2028	642,079
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	153,256
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	667,007
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	231,199
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	215,422
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	208,226
190,000	Peru, Government of, 6.550%, 3/14/2037	194,562
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,712,571)	2,311,751
	REPURCHASE AGREEMENT—0.2%
313,000	Interest in $1,865,000,000 joint repurchase agreement 3.05%, dated 9/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,865,474,021 on 10/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,902,783,501. (IDENTIFIED COST $313,000)	313,000
	INVESTMENT COMPANY—0.6%
843,020	Federated Hermes Government Obligation Fund, Premier Shares, 2.86%[3] (IDENTIFIED COST $843,020)	843,020
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $160,287,185)	133,284,264
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(116,088)
	TOTAL NET ASSETS—100%	$133,168,176

At September 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Notes 10-Year Ultra Long Futures	25	$2,962,109	December 2022	$(129,433)
[5]United States Treasury Ultra Bond Long Futures	17	$2,329,000	December 2022	$(182,257)
Short Futures:
[5]United States Treasury Notes 5-Year Short Futures	50	$5,375,391	December 2022	$184,658
[5]United States Treasury Notes 10-Year Short Futures	25	$2,801,562	December 2022	$133,536
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$6,504
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,307,941 and $10,823,984, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2021	$2,340,755
Purchases at Cost	$14,024,659
Proceeds from Sales	$(15,522,394)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 9/30/2022	$843,020
Shares Held as of 9/30/2022	843,020
Dividend Income	$—

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$812,298	$843,020

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$129,816,493	$—	$129,816,493
Foreign Governments/Agencies	—	2,311,751	—	2,311,751
Repurchase Agreement	—	313,000	—	313,000
Investment Company	843,020	—	—	843,020
TOTAL SECURITIES	$843,020	$132,441,244	$—	$133,284,264
Other Financial Instruments:[1]
Assets	$318,194	$—	$—	$318,194
Liabilities	(311,690)	—	—	(311,690)
TOTAL OTHER FINANCIAL INSTRUMENTS	$6,504	$—	$—	$6,504

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust